Other non-current assets	12 Months Ended
Oct. 31, 2021
Other non-current assets [Abstract]
Other non-current assets
13 Other non-current assets

	October 31, 2021	October 31, 2020
	$m	$m
Employee benefit deposit	22.6	17.9
Long-term rent deposits	8.3	5.3
Long-term prepaid expenses	4.0	2.3
Net investment in finance sub-leases	6.0	5.5
Other	1.3	0.8
	42.2	31.8

Employee benefit deposits are held in Israel ($17.3 million), Italy ($2.5 million) and the Netherlands ($2.8 million) (2020: Israel $12.8 million, Italy $2.4 million and the Netherlands $2.7 million). Employers in Italy and Israel are required by law maintain funds to satisfy certain employee benefit liabilities, including free time off and compensation for involuntary termination of employment. These investment-based deposits are managed by third parties and the carrying values are marked-to-market based on third party investment reports. In addition, a cash deposit was held in the Netherlands on behalf of certain employees to cover legacy employment subsistence benefits.